Commitments and Contingencies - Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 154
2015	93
2016	75
2017	66
2018	54
Thereafter	110
Total minimum payments required	552
Less: Sublease rentals under non-cancelable leases	4
Net minimum payments required	548
Real Estate Securities [Member]
Operating Leased Assets [Line Items]
2014	145
2015	88
2016	72
2017	65
2018	53
Thereafter	110
Total minimum payments required	533
Less: Sublease rentals under non-cancelable leases	4
Net minimum payments required	529
Equipment [Member]
Operating Leased Assets [Line Items]
2014	9
2015	5
2016	3
2017	1
2018	1
Thereafter
Total minimum payments required	19
Less: Sublease rentals under non-cancelable leases
Net minimum payments required	$ 19